Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley ETF Trust
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000238675
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index ETF
Trading Symbol	CVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Line Graph [Table Text Block]
	Calvert International Responsible Index ETF - NAV	MSCI World ex USA Index	Calvert International Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$9,973	$9,961	$10,004
06/23	$10,360	$10,263	$10,378
09/23	$9,834	$9,842	$9,838
12/23	$10,980	$10,876	$11,001
03/24	$11,619	$11,484	$11,655
06/24	$11,652	$11,415	$11,658
09/24	$12,445	$12,300	$12,464
12/24	$11,587	$11,387	$11,595
03/25	$12,100	$12,093	$12,102
06/25	$13,818	$13,550	$13,804
09/25	$14,501	$14,272	$14,562

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert International Responsible Index ETF - NAV (Inception January 30, 2023)	16.52%	14.96%
MSCI World ex USA Index	16.03%	14.28%
Calvert International Responsible Index	16.83%	15.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 230,978,657
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 268,808
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,978,657
# of Portfolio Holdings	736
Portfolio Turnover Rate	11%
Total Management Fees Paid	$268,808

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.1%
Energy	0.6%
Real Estate	1.7%
Utilities	3.0%
Communication Services	4.7%
Materials	6.4%
Consumer Staples	6.4%
Consumer Discretionary	8.6%
Health Care	8.7%
Industrials	17.0%
Information Technology	17.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
HSBC Holdings plc	1.0%
AstraZeneca plc	1.0%
Novartis AG	1.0%
Roche Holding AG	1.0%
Siemens AG	1.0%
Total	14.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238680
Shareholder Report [Line Items]
Fund Name	Calvert Ultra-Short Investment Grade ETF
Trading Symbol	CVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ Allocation to investment grade corporates was the primary driver of outperformance as credit spreads tightened across sectors—particularly within financials and banking

↑ Exposure to securitized credit also supported returns, with strong performance across non-agency residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities

↑ Agency residential mortgage-backed securities exposure contributed positively amid a broader rally in the asset class

↓ A modest underweight to duration detracted slightly from relative performance, as front-end rates declined meaningfully over the year

Line Graph [Table Text Block]
	Calvert Ultra-Short Investment Grade ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
01/23	$10,000	$10,000	$10,000
03/23	$10,059	$10,018	$10,088
06/23	$10,197	$9,959	$10,150
09/23	$10,354	$9,672	$10,281
12/23	$10,555	$10,334	$10,465
03/24	$10,715	$10,285	$10,563
06/24	$10,865	$10,305	$10,685
09/24	$11,068	$10,840	$10,897
12/24	$11,198	$10,544	$10,993
03/25	$11,338	$10,825	$11,114
06/25	$11,477	$10,976	$11,222
09/25	$11,622	$11,210	$11,357

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert Ultra-Short Investment Grade ETF - NAV (Inception January 30, 2023)	5.01%	5.80%
Bloomberg U.S. Universal Index	3.40%	4.38%
Bloomberg 9-12 Months Short Treasury Index	4.22%	4.89%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 187,564,267
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 438,959
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$187,564,267
# of Portfolio Holdings	226
Portfolio Turnover Rate	134%
Total Management Fees Paid	$438,959

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	4.9%
Not Rated	3.3%
B	0.1%
BBB	24.8%
A	24.5%
AA	33.5%
AAA	8.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Investment Company	3.8%
Commercial Papers	4.1%
Commercial Mortgage-Backed Securities	12.6%
Asset-Backed Securities	14.8%
U.S. Government and Agency Securities	16.1%
Corporate Bonds	48.6%

C000238676
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index ETF
Trading Symbol	CVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Calvert US Large-Cap Core Responsible Index ETF - NAV	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$10,241	$10,227	$10,246
06/23	$11,128	$11,104	$11,140
09/23	$10,685	$10,755	$10,699
12/23	$12,058	$12,042	$12,080
03/24	$13,278	$13,281	$13,310
06/24	$13,772	$13,756	$13,812
09/24	$14,582	$14,592	$14,632
12/24	$14,979	$14,993	$15,036
03/25	$14,106	$14,320	$14,163
06/25	$15,700	$15,910	$15,774
09/25	$16,837	$17,182	$16,927

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	15.46%	21.58%
Russell 1000® Index	17.75%	22.52%
Calvert US Large-Cap Core Responsible Index	15.68%	21.84%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 605,870,064
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 684,283
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$605,870,064
# of Portfolio Holdings	789
Portfolio Turnover Rate	7%
Total Management Fees Paid	$684,283

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.8%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238677
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Trading Symbol	CDEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Line Graph [Table Text Block]
	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV	Russell 1000® Index	Calvert US Large-Cap Diversity Research Index
01/23	$10,000	$10,000	$10,000
03/23	$10,442	$10,227	$10,447
06/23	$11,504	$11,104	$11,516
09/23	$10,923	$10,755	$10,937
12/23	$12,403	$12,042	$12,425
03/24	$13,261	$13,281	$13,290
06/24	$13,742	$13,756	$13,777
09/24	$14,381	$14,592	$14,425
12/24	$14,728	$14,993	$14,779
03/25	$13,843	$14,320	$13,895
06/25	$15,413	$15,910	$15,481
09/25	$16,380	$17,182	$16,465

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV (Inception January 30, 2023)	13.90%	20.33%
Russell 1000® Index	17.75%	22.52%
Calvert US Large-Cap Diversity Research Index	14.15%	20.58%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 19,805,415
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 34,573
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$19,805,415
# of Portfolio Holdings	272
Portfolio Turnover Rate	37%
Total Management Fees Paid	$34,573

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.4%
Materials	0.4%
Real Estate	1.6%
Utilities	2.2%
Industrials	4.3%
Consumer Staples	5.0%
Consumer Discretionary	6.1%
Health Care	10.3%
Communication Services	11.0%
Financials	17.6%
Information Technology	40.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.2%
Alphabet, Inc., Class A	6.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.3%
Eli Lilly & Co.	3.1%
Visa, Inc., Class A	2.7%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.3%
Total	49.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238678
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index ETF
Trading Symbol	CVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Line Graph [Table Text Block]
	Calvert US Mid-Cap Core Responsible Index ETF - NAV	S&P 500® Index	Calvert US Mid-Cap Core Responsible Index	Russell Midcap® Index
01/23	$10,000	$10,000	$10,000	$10,000
03/23	$9,791	$10,262	$9,792	$9,789
06/23	$10,216	$11,160	$10,224	$10,255
09/23	$9,594	$10,794	$9,603	$9,775
12/23	$10,806	$12,056	$10,827	$11,028
03/24	$11,714	$13,329	$11,744	$11,977
06/24	$11,203	$13,900	$11,236	$11,576
09/24	$12,257	$14,718	$12,301	$12,642
12/24	$12,164	$15,073	$12,214	$12,721
03/25	$11,642	$14,429	$11,693	$12,288
06/25	$12,499	$16,008	$12,561	$13,336
09/25	$13,120	$17,308	$13,193	$14,046

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Mid-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	7.04%	10.72%
S&P 500® Index	17.60%	22.86%
Calvert US Mid-Cap Core Responsible Index	7.25%	10.96%
Russell Midcap® Index	11.11%	13.60%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 79,327,386
Holdings Count | Holding	629
Advisory Fees Paid, Amount	$ 103,415
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,327,386
# of Portfolio Holdings	629
Portfolio Turnover Rate	24%
Total Management Fees Paid	$103,415

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.2%
Energy	0.9%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	10.0%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity plc	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000238679
Shareholder Report [Line Items]
Fund Name	Calvert US Select Equity ETF
Trading Symbol	CVSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Select Equity ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
	Calvert US Select Equity ETF - NAV	Russell 1000® Index
01/23	$10,000	$10,000
03/23	$10,132	$10,227
06/23	$10,875	$11,104
09/23	$10,300	$10,755
12/23	$11,649	$12,042
03/24	$12,921	$13,281
06/24	$13,068	$13,756
09/24	$13,960	$14,592
12/24	$13,880	$14,993
03/25	$13,241	$14,320
06/25	$14,645	$15,910
09/25	$15,345	$17,182

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Select Equity ETF - NAV (Inception January 30, 2023)	9.92%	17.42%
Russell 1000® Index	17.75%	22.52%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Jan. 30, 2023
AssetsNet	$ 14,113,508
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 63,187
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,113,508
# of Portfolio Holdings	163
Portfolio Turnover Rate	37%
Total Management Fees Paid	$63,187

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	0.1%
Consumer Staples	1.7%
Utilities	2.5%
Materials	2.7%
Real Estate	3.6%
Communication Services	5.1%
Consumer Discretionary	7.0%
Health Care	10.3%
Industrials	12.8%
Financials	16.3%
Information Technology	37.9%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.5%
Microsoft Corp.	7.6%
Apple, Inc.	6.4%
Netflix, Inc.	2.5%
Parker-Hannifin Corp.	2.2%
BlackRock, Inc.	1.9%
Visa, Inc., Class A	1.8%
American Express Co.	1.7%
Eli Lilly & Co.	1.7%
Eaton Corp. plc	1.7%
Total	36.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

C000247848
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate ETF
Trading Symbol	EVLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index.

↓ The Fund’s underweight to the diversified telecom services and media industries hurt Index-relative performance, as these segments generally outperformed

↓ Loan positioning in the BB and B credit tiers generally weighed on Index-relative returns

↓ The largest single name detractor from relative performance was a Fund overweight to a contract production and packaging of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

↑ An underweight exposure to CCC-rated loans aided Index-relative results, as lower-rated loans generally underperformed higher-rated loans during the period

Line Graph [Table Text Block]
	Eaton Vance Floating-Rate ETF - NAV	Bloomberg U.S. Universal Index	Morningstar LSTA U.S. Leveraged Loan Total Return Index
02/24	$10,000	$10,000	$10,000
03/24	$10,098	$10,037	$10,167
06/24	$10,257	$10,056	$10,360
09/24	$10,464	$10,579	$10,572
12/24	$10,718	$10,290	$10,812
03/25	$10,747	$10,564	$10,864
06/25	$11,025	$10,711	$11,115
09/25	$11,190	$10,939	$11,312

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Eaton Vance Floating-Rate ETF - NAV (Inception February 6, 2024)	6.94%	7.06%
Bloomberg U.S. Universal Index	3.40%	5.61%
Morningstar LSTA U.S. Leveraged Loan Total Return Index	7.00%	7.78%

Performance Inception Date	Feb. 06, 2024
AssetsNet	$ 1,485,819,315
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 7,668,476
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,485,819,315
# of Portfolio Holdings	424
Portfolio Turnover Rate	81%
Total Management Fees Paid	$7,668,476

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
Others	50.2%
Health Care Providers & Services	2.6%
Specialty Retail	2.6%
Chemicals	2.7%
Machinery	3.6%
Hotels, Restaurants & Leisure	4.3%
Commercial Services & Supplies	5.5%
Insurance	5.8%
Financial Services	10.9%
Software	11.8%

C000254159
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Municipal ETF
Trading Symbol	EVYM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of February 25, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVYM	$23	0.39%Footnote Reference1

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE US Broad Municipal Index (the Index).

↑ An out of index position and security selection in non-rated securities improved returns for the period

↑ Security selection and underweight position in 4% coupon bonds contributed positively to returns as 4% coupon bonds generally underperformed in the index

↑ Security selections in transportation bonds helped Fund returns as transportation bonds in the fund meaningfully outperformed transportation bonds in the index

↓ Security selections and an underweight position in 5% coupon bonds detracted from Index-relative performance during the period

↓ A large overweight to long maturity bonds (22 years and longer) detracted from Fund performance

↓ An underweight position to A-rated bonds detracted from as this was the best performing rating category in the index for the performance period

Line Graph [Table Text Block]
	Eaton Vance High Income Municipal ETF - NAV	ICE U.S. Broad Municipal Index	35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom IndexFootnote Reference1
02/25	$10,000	$10,000	$10,000
03/25	$9,922	$9,853	$9,846
04/25	$9,786	$9,802	$9,739
05/25	$9,727	$9,786	$9,716
06/25	$9,814	$9,857	$9,781
07/25	$9,703	$9,834	$9,702
08/25	$9,768	$9,918	$9,766
09/25	$10,128	$10,144	$10,050

Average Annual Return [Table Text Block]
Since InceptionFootnote Reference*
Eaton Vance High Income Municipal ETF - NAV (Inception February 25, 2025)	1.28%
ICE U.S. Broad Municipal Index	1.44%
35% ICE BBB Muni / 35% ICE Core HY Unrated Muni / 30% ICE US Muni Securities Custom IndexFootnote Reference1	0.50%

Performance Inception Date	Feb. 25, 2025
AssetsNet	$ 40,450,828
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 74,609
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,450,828
# of Portfolio Holdings	79
Portfolio Turnover Rate	82%
Total Management Fees Paid	$74,609

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.9%
Not Rated	37.7%
B	3.0%
BB	18.7%
BBB	22.8%
A	11.2%
AA	5.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245530
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield ETF
Trading Symbol	EVHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA BB-B U.S. High Yield Index (the Index).

↓ Underweight allocations in the broadcasting, telecommunications, and energy sectors detracted from relative performance

↓ Credit selection in services, healthcare, and energy hampered returns relative to the Index

↓ The Fund’s credit selection in BB-rated securities and overweight position in securities with durations of less than a year also hurt

↑ Selections in the retail, financial services, and air transportation sectors, as well as underweight allocations to, and selections in, the chemicals and technology sectors helped

↑ A small allocation to CCC-rated securities and selections in B-rated securities also contributed to relative returns

↑ An underweight exposure to securities with durations between 1-3 years and an overweight position as well as selections in securities with duration between 3-5 years helped

Line Graph [Table Text Block]
	Eaton Vance High Yield ETF - NAV	Bloomberg U.S. Universal Index	ICE BofA BB-B U.S. High Yield Index
10/23	$10,000	$10,000	$10,000
12/23	$10,761	$10,760	$10,793
03/24	$10,885	$10,709	$10,932
06/24	$11,037	$10,730	$11,064
09/24	$11,488	$11,288	$11,550
12/24	$11,452	$10,979	$11,530
03/25	$11,586	$11,271	$11,664
06/25	$12,008	$11,429	$12,069
09/25	$12,237	$11,672	$12,344

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Eaton Vance High Yield ETF - NAV (Inception October 16, 2023)	6.52%	10.85%
Bloomberg U.S. Universal Index	3.40%	8.24%
ICE BofA BB-B U.S. High Yield Index	6.87%	11.38%

Performance Inception Date	Oct. 16, 2023
AssetsNet	$ 21,252,641
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 101,469
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,252,641
# of Portfolio Holdings	282
Portfolio Turnover Rate	29%
Total Management Fees Paid	$101,469

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	0.5%
CCC	0.5%
B	31.2%
BB	62.5%
BBB	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245531
Shareholder Report [Line Items]
Fund Name	Eaton Vance Intermediate Municipal Income ETF
Trading Symbol	EVIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 2-17 Year US Municipal Securities Index (the Index).

↓ Security selections and an overweight position in 4% coupon bonds detracted from Index-relative performance during the period

↓ Security selections in AA-rated bonds also hampered Fund performance

↓ An underweight position to bonds with 4-8 years to maturity detracted from performance, as this was the best performing part of the curve for the year

↑ An out-of-index position in Alternative Minimum Tax (AMT) bonds contributed positively to performance as AMT bonds significantly outperformed the Index

↑ Security selections in bonds with 8-12 years remaining to maturity helped Fund performance relative to the Index during the period

↑ Security selections and an underweight position in State General Obligation (GO) bonds helped Fund returns as GO bonds generally underperformed the Index

Line Graph [Table Text Block]
	Eaton Vance Intermediate Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year U.S. Municipal Securities Index
10/23	$10,000	$10,000	$10,000
12/23	$10,664	$10,762	$10,614
03/24	$10,678	$10,720	$10,585
06/24	$10,717	$10,718	$10,560
09/24	$10,985	$11,009	$10,850
12/24	$10,891	$10,875	$10,739
03/25	$10,876	$10,851	$10,754
06/25	$10,939	$10,838	$10,846
09/25	$11,278	$11,162	$11,142

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Eaton Vance Intermediate Municipal Income ETF - NAV (Inception October 16, 2023)	2.67%	6.33%
Bloomberg Municipal Bond Index	1.39%	5.79%
ICE BofA 2-17 Year U.S. Municipal Securities Index	2.69%	5.69%

Performance Inception Date	Oct. 16, 2023
AssetsNet	$ 111,282,227
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 68,617
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$111,282,227
# of Portfolio Holdings	191
Portfolio Turnover Rate	86%
Total Management Fees Paid	$68,617

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	3.5%
Not Rated	1.7%
BB	1.7%
BBB	5.3%
A	27.3%
AA	47.0%
AAA	13.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000260999
Shareholder Report [Line Items]
Fund Name	Eaton Vance Mortgage Opportunities ETF
Trading Symbol	EVMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Mortgage Opportunities ETF for the period of November 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVMO	$61	0.64%Footnote Reference1

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.64%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg US MBS Index (the Index).

↑ An underweight in duration helped returns as yields rose on the back-end of the yield curve, with U.S. Treasury 10-year yield rising 37 basis points.

↑ An underweight in low coupon agency Mortgage-Backed Security passthroughs, with longer duration profiles, helped as they were more negatively impacted by the rising rates

↑ Out-of-Index allocations to non-agency residential Mortgage-Backed Security and commercial Mortgage-Backed Security contributed to outperformance due to high cash flow carry

↑ On an absolute basis, all sectors performed well and posted positive returns for the period

Line Graph [Table Text Block]
	Eaton Vance Mortgage Opportunities ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg Mortgage Backed Securitiess Index
09/15	$10,000	$10,000	$10,000
09/16	$10,723	$10,611	$10,361
09/17	$11,219	$10,713	$10,393
09/18	$11,345	$10,606	$10,297
09/19	$12,244	$11,674	$11,100
09/20	$12,547	$12,454	$11,583
09/21	$12,929	$12,479	$11,534
09/22	$11,661	$10,617	$9,921
09/23	$12,075	$10,788	$9,904
09/24	$13,755	$12,090	$11,124
09/25	$14,722	$12,502	$11,501

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Eaton Vance Mortgage Opportunities ETF - NAV	7.03%	3.25%	3.94%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg Mortgage Backed Securitiess Index	3.39%	-0.14%	1.41%

AssetsNet	$ 699,364,441
Holdings Count | Holding	683
Advisory Fees Paid, Amount	$ 1,284,223
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$699,364,441
# of Portfolio Holdings	683
Portfolio Turnover Rate	105%
Total Management Fees Paid	$1,284,223

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-6.6%
Not Rated	36.7%
CC	0.1%
CCC	1.8%
B	1.7%
BB	2.2%
BBB	3.9%
A	3.2%
AA	50.9%
AAA	6.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000248456
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Income ETF
Trading Symbol	EVSD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index).

↑ Exposure to securitized credit was the primary driver of outperformance, with strong contributions from positioning in asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities

↑ Limited but selective exposure to high yield corporate issuers added value, as spreads tightened and several key names outperformed

↑ Agency residential mortgage-backed securities also contributed positively, benefiting from a sector-wide rally

↓ Duration and curve positioning modestly detracted from relative performance, as the yield curve steepened and front-end rates rallied significantly

↓ An underweight to investment grade credit—particularly within industrials—detracted as spreads tightened across sectors

↓ Underweights to sovereign and government-related debt also detracted, as these sectors posted positive returns during the period

Line Graph [Table Text Block]
	Eaton Vance Short Duration Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit 1-5 Year Index	Short Duration Income Blend IndexFootnote Reference1
09/15	$10,000	$10,000	$10,000	$10,000
09/16	$10,743	$10,611	$10,308	$10,049
09/17	$10,989	$10,713	$10,467	$10,109
09/18	$11,185	$10,606	$10,473	$10,219
09/19	$11,624	$11,674	$11,171	$10,565
09/20	$11,996	$12,454	$11,738	$10,959
09/21	$12,184	$12,479	$11,865	$10,992
09/22	$11,499	$10,617	$10,933	$10,435
09/23	$11,981	$10,788	$11,340	$10,724
09/24	$13,052	$12,090	$12,405	$11,565
09/25	$13,820	$12,502	$13,016	$12,135

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Eaton Vance Short Duration Income ETF - NAV	5.88%	2.87%	3.29%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Credit 1-5 Year Index	4.93%	2.09%	2.67%
Short Duration Income Blend IndexFootnote Reference1	4.93%	2.06%	1.95%

AssetsNet	$ 666,607,725
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 806,145
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$666,607,725
# of Portfolio Holdings	501
Portfolio Turnover Rate	124%
Total Management Fees Paid	$806,145

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	4.0%
Not Rated	11.0%
CCC	0.1%
B	0.1%
BB	3.1%
BBB	26.8%
A	19.2%
AA	30.4%
AAA	5.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247027
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Municipal Income ETF
Trading Symbol	EVSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year US Municipal Securities Index (the Index).

↑ An out-of-index position in Alternative Minimum Tax (AMT) bonds contributed positively to performance as AMT bonds significantly outperformed the Index

↑ An out-of-index position in bonds with 4-6 years remaining to maturity boosted Fund performance relative to the Index during the period

↑ Security selections and an underweight position in State General Obligation (GO) bonds helped Fund returns as GO bonds generally underperformed the Index

↓ An overweight to bonds with 0-1 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in A-rated bonds also hampered Fund performance

↓ An overweight position to hospital bonds detracted from performance relative to the Index

Line Graph [Table Text Block]
	Eaton Vance Short Duration Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 1-3 Year US Municipal Securities Index	Short Duration Municipal Income Blended IndexFootnote Reference1
12/18	$10,000	$10,000	$10,000	$10,000
09/19	$10,120	$10,720	$10,232	$10,103
09/20	$10,212	$11,158	$10,498	$10,167
09/21	$10,218	$11,452	$10,555	$10,174
09/22	$10,280	$10,135	$10,178	$10,260
09/23	$10,538	$10,405	$10,397	$10,430
09/24	$11,147	$11,484	$10,966	$11,000
09/25	$11,548	$11,644	$11,307	$11,343

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception
Eaton Vance Short Duration Municipal Income ETF - NAV (Inception December 19, 2018)	3.59%	2.49%	2.14%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.27%
ICE BofA 1-3 Year US Municipal Securities Index	3.11%	1.50%	1.83%
Short Duration Municipal Income Blended IndexFootnote Reference1	3.11%	2.21%	1.88%

Performance Inception Date	Dec. 19, 2018
AssetsNet	$ 481,060,021
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 536,100
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,060,021
# of Portfolio Holdings	269
Portfolio Turnover Rate	23%
Total Management Fees Paid	$536,100

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	17.4%
Not Rated	0.9%
BB	1.7%
BBB	2.9%
A	22.2%
AA	41.3%
AAA	13.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247024
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond ETF
Trading Symbol	EVTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index).

↑ High yield corporate exposure was the top contributor to relative performance, supported by strong security selection and out-of-benchmark positioning

↑ Overweight positions in securitized credit—including commercial mortgage-backed securities, asset-backed securities, and non-agency residential mortgage-backed securities —added via sector allocation and security selection

↑ Overweight positioning within the agency mortgage-backed securities sector contributed positively to returns

↑ An underweight to government-related debt was beneficial, as the sector underperformed during the quarter

↓ Exposure to bank loans detracted from performance, as the sector lagged broader credit markets

↓ An underweight to U.S. Treasuries detracted, given the rally in rates over the period

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well

Line Graph [Table Text Block]
	Eaton Vance Total Return Bond ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
09/15	$10,000	$10,000	$10,000
09/16	$11,480	$10,611	$10,519
09/17	$11,800	$10,713	$10,527
09/18	$11,757	$10,606	$10,399
09/19	$13,030	$11,674	$11,470
09/20	$13,848	$12,454	$12,271
09/21	$14,070	$12,479	$12,161
09/22	$11,878	$10,617	$10,385
09/23	$12,119	$10,788	$10,452
09/24	$13,811	$12,090	$11,661
09/25	$14,391	$12,502	$11,998

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Eaton Vance Total Return Bond ETF - NAV	4.20%	0.77%	3.71%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

AssetsNet	$ 3,247,617,590
Holdings Count | Holding	705
Advisory Fees Paid, Amount	$ 5,428,308
InvestmentCompanyPortfolioTurnover	401.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,247,617,590
# of Portfolio Holdings	705
Portfolio Turnover Rate	401%
Total Management Fees Paid	$5,428,308

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-12.9%
Not Rated	5.4%
CCC	0.3%
B	3.6%
BB	3.7%
BBB	22.1%
A	9.0%
AA	64.0%
AAA	4.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245532
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ultra-Short Income ETF
Trading Symbol	EVSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ Allocation to investment grade corporates was the primary driver of outperformance as credit spreads tightened—particularly within the financial sector—with banks leading performance

↑ Exposure to securitized credit also supported returns, with strong performance across non-agency residential mortgage-backed securities, asset-based securities, and commercial mortgage-backed securities as spreads rallied

↑ Agency residential mortgage-backed securities exposure contributed positively, benefiting from a broader rally in the sector and supportive demand dynamic

↓ A modest underweight to duration detracted slightly, as front-end interest rates declined meaningfully over the year, leading to a rally in short-duration assets

Line Graph [Table Text Block]
	Eaton Vance Ultra-Short Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
10/23	$10,000	$10,000	$10,000
12/23	$10,178	$10,760	$10,153
03/24	$10,330	$10,709	$10,249
06/24	$10,480	$10,730	$10,367
09/24	$10,679	$11,288	$10,572
12/24	$10,805	$10,979	$10,665
03/25	$10,943	$11,271	$10,783
06/25	$11,080	$11,429	$10,888
09/25	$11,227	$11,672	$11,019

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Eaton Vance Ultra-Short Income ETF - NAV (Inception October 16, 2023)	5.13%	6.08%
Bloomberg U.S. Universal Index	3.40%	8.24%
Bloomberg 9-12 Months Short Treasury Index	4.22%	5.09%

Performance Inception Date	Oct. 16, 2023
AssetsNet	$ 239,380,593
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 258,405
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,380,593
# of Portfolio Holdings	272
Portfolio Turnover Rate	136%
Total Management Fees Paid	$258,405

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	1.1%
Not Rated	3.8%
BB	1.8%
BBB	30.2%
A	23.3%
AA	30.5%
AAA	9.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000254149
Shareholder Report [Line Items]
Fund Name	Parametric Equity Plus ETF
Trading Symbol	PEPS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of November 7, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PEPS	$28	0.28%Footnote Reference1

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↑The strategy’s core element, Beta-neutral Call Writing, combining call writing with incremental equity exposure aiming to capture the Volatility Risk Premium, outperformed

↑The Fund’s equity portfolio, which tracks the Index while aiming to optimize tax efficiency, outperformed the Index during the period

↓The Tail Risk Hedge overlay, with a fixed annual budget of 0.50%, detracted, as the Index's largest drawdown during the period was not sufficient to trigger the hedge’s monetization

Line Graph [Table Text Block]
	Parametric Equity Plus ETF - NAV	S&P 500® Index
11/24	$10,000	$10,000
12/24	$9,896	$9,870
01/25	$10,217	$10,145
02/25	$10,085	$10,013
03/25	$9,417	$9,449
04/25	$9,332	$9,385
05/25	$9,899	$9,975
06/25	$10,424	$10,483
07/25	$10,738	$10,718
08/25	$11,032	$10,935
09/25	$11,494	$11,334

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Parametric Equity Plus ETF - NAV (Inception November 7, 2024)	14.94%
S&P 500® Index	13.34%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Nov. 07, 2024
AssetsNet	$ 24,197,627
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 56,261
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$24,197,627
# of Portfolio Holdings	204
Portfolio Turnover Rate	24%
Total Management Fees Paid	$56,261

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	3.0%
Other	0.7%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.7%
Health Care	8.8%
Consumer Discretionary	10.0%
Communication Services	10.5%
Financials	12.6%
Information Technology	32.9%

C000245536
Shareholder Report [Line Items]
Fund Name	Parametric Equity Premium Income ETF
Trading Symbol	PAPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index).

↓ The Fund’s use of derivatives ― specifically, written call options on the SPDR® S&P 500® ETF Trust ― detracted from Index-relative returns during the period

↓ An out-of-Index allocation to Cogent Communications Holdings Inc. detracted due to overhang from unprofitable legacy Sprint landline assets

↓ An overweight position in Huntsman Corporation was a relative headwind due to tariff issues as 2/3rd of revenue comes from ex-US locations

↓ An overweight position in ManpowerGroup Inc. underperformed due to a slower jobs growth and weakening U.S. labor market

↑ An out-of-Index allocation to InterDigital, Inc. aided returns following a favorable licensing agreement with Samsung to use IDCC technology

↑ An underweight position in UnitedHealth Group boosted relative results by minimizing the major drawdown following poor earnings due to Medicade and ACA exchange exposure

↑ An overweight position in Premier, Inc. lifted performance due to strong earnings results and divestitures of certain underperforming assets

↑ An out-of-Index allocation to CVR Energy, Inc. was additive to results as refiners benefitted from reduced crack spreads and decreased throughput

Line Graph [Table Text Block]
	Parametric Equity Premium Income ETF - NAV	S&P 500® Index	Russell 1000® Value Index
10/23	$10,000	$10,000	$10,000
12/23	$10,433	$10,944	$10,952
03/24	$11,165	$12,099	$11,936
06/24	$10,879	$12,617	$11,677
09/24	$11,638	$13,360	$12,778
12/24	$11,359	$13,682	$12,525
03/25	$11,719	$13,097	$12,793
06/25	$11,430	$14,530	$13,277
09/25	$11,961	$15,711	$13,985

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Parametric Equity Premium Income ETF - NAV (Inception October 16, 2023)	2.78%	9.57%
S&P 500® Index	17.60%	26.02%
Russell 1000® Value Index	9.44%	18.73%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Oct. 16, 2023
AssetsNet	$ 250,647,067
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 488,055
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$250,647,067
# of Portfolio Holdings	195
Portfolio Turnover Rate	27%
Total Management Fees Paid	$488,055

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	1.0%
Communication Services	5.4%
Consumer Staples	9.6%
Materials	9.7%
Financials	10.3%
Industrials	10.4%
Consumer Discretionary	10.4%
Utilities	10.6%
Information Technology	10.7%
Health Care	10.9%
Energy	11.0%

C000245534
Shareholder Report [Line Items]
Fund Name	Parametric Hedged Equity ETF
Trading Symbol	PHEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↓ The defensive put-spread collar structure was the primary driver of the Fund’s underperformance relative to the Index during the period

↓ Written call options were the largest detractor from Fund performance as the Index advanced above sold call strikes during the period

↓ Long put spreads detracted from performance relative to the Index due to time decay and financial tranches that expired “out of the money” during the period

↑ The Fund’s equity portfolio, which closely tracks the Index while seeking to optimize tax efficiencies, outperformed the Index during the period

Line Graph [Table Text Block]
	Parametric Hedged Equity ETF - NAV	S&P 500® Index
10/23	$10,000	$10,000
12/23	$10,600	$10,944
03/24	$11,019	$12,099
06/24	$11,350	$12,617
09/24	$11,776	$13,360
12/24	$12,136	$13,682
03/25	$11,848	$13,097
06/25	$12,720	$14,530
09/25	$13,331	$15,711

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Parametric Hedged Equity ETF - NAV (Inception October 16, 2023)	13.21%	15.81%
S&P 500® Index	17.60%	26.02%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Oct. 16, 2023
AssetsNet	$ 110,533,245
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 246,293
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$110,533,245
# of Portfolio Holdings	202
Portfolio Turnover Rate	13%
Total Management Fees Paid	$246,293

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2025
Short Term Investments	1.5%
Other	1.3%
Real Estate	1.6%
Materials	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.9%
Industrials	8.1%
Health Care	8.6%
Consumer Discretionary	10.1%
Communication Services	10.6%
Financials	12.7%
Information Technology	33.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized